Condensed Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Class A Common Stock [Member]	Class B Common Stock [Member]	Additional Paid-In Capital [Member]	(Accumulated Deficit) Retained Earnings [Member]	Total
Balance at May. 27, 2019
Balance, shares at May. 27, 2019
Class B common stock issued to the Sponsor		$ 575	24,425		25,000
Class B common stock issued to the Sponsor, shares		5,750,000
Sale of 23,000,000 Units, net of warranty liability, underwriting discounts, and offering expenses	$ 2,300		208,825,797		$ 208,828,097
Sale of 23,000,000 Units, net of warranty liability, underwriting discounts, and offering expenses, shares	23,000,000				23,000,000
Payment above fair value upon sale of 6,100,000 Private Placement Warrants			1,586,000		$ 1,586,000
Change in value of Class A common stock subject to possible redemption	$ (1,891)		(202,555,860)		(202,557,751)
Change in value of Class A common stock subject to possible redemption, shares	(20,157,878)
Net income				(2,881,345)	(2,881,345)
Balance at Dec. 31, 2019	$ 409	$ 575	7,880,362	(2,881,345)	5,000,001
Balance, shares at Dec. 31, 2019	2,842,122	5,750,000
Change in value of Class A common stock subject to possible redemption	$ (68)		(7,772,184)		(7,772,252)
Change in value of Class A common stock subject to possible redemption, shares	(691,202)
Net income				7,772,252	7,772,252
Balance at Mar. 31, 2020	$ 341	$ 575	108,178	4,890,907	5,000,001
Balance, shares at Mar. 31, 2020	2,150,920	5,750,000
Balance at Dec. 31, 2019	$ 409	$ 575	7,880,362	(2,881,345)	5,000,001
Balance, shares at Dec. 31, 2019	2,842,122	5,750,000
Net income					(903,725)
Balance at Jun. 30, 2020					5,000,001
Balance at Dec. 31, 2019	$ 409	$ 575	7,880,362	(2,881,345)	5,000,001
Balance, shares at Dec. 31, 2019	2,842,122	5,750,000
Net income					(4,654,774)
Balance at Sep. 30, 2020					5,000,001
Balance at Dec. 31, 2019	$ 409	$ 575	7,880,362	(2,881,345)	$ 5,000,001
Balance, shares at Dec. 31, 2019	2,842,122	5,750,000
Sale of 23,000,000 Units, net of warranty liability, underwriting discounts, and offering expenses, shares					23,000,000
Change in value of Class A common stock subject to possible redemption	$ 532		51,960,291		$ 51,960,823
Change in value of Class A common stock subject to possible redemption, shares	5,234,963
Net income				(51,960,823)	(51,960,823)
Balance at Dec. 31, 2020	$ 941	$ 575	59,840,653	(54,842,168)	5,000,001
Balance, shares at Dec. 31, 2020	8,077,085	5,750,000
Balance at Mar. 31, 2020	$ 341	$ 575	108,178	4,890,907	5,000,001
Balance, shares at Mar. 31, 2020	2,150,920	5,750,000
Net income					(8,675,977)
Balance at Jun. 30, 2020					5,000,001
Net income					(3,751,049)
Balance at Sep. 30, 2020					5,000,001
Balance at Dec. 31, 2020	$ 941	$ 575	59,840,653	(54,842,168)	5,000,001
Balance, shares at Dec. 31, 2020	8,077,085	5,750,000
Change in value of Class A common stock subject to possible redemption	$ 7		(597,059)		(597,052)
Change in value of Class A common stock subject to possible redemption, shares	(59,573)
Net income				597,052	597,052
Balance at Mar. 31, 2021	$ 948	$ 575	$ 59,243,594	$ (54,245,116)	$ 5,000,001
Balance, shares at Mar. 31, 2021	8,017,512	5,750,000